SUMMARY OF BUSINESS ACQUIRED AND REVENUE RECOGNIZED (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Agent Policy	Dec. 31, 2020 USD ($) Agent Policy
JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
Number of agents | Agent	4
Number of policies issued | Policy	4,500
Aggregate revenue recognized | $	$ 1,327,153
USBA and EBS [Member]
Business Acquisition [Line Items]
Number of agents | Agent	4	5
Number of policies issued | Policy	3,773	4,930
Aggregate revenue recognized | $	$ 859,603	$ 1,003,490
UIS Agency, LLC / Commercial Solutions [Member]
Business Acquisition [Line Items]
Number of agents | Agent	1	3
Number of policies issued | Policy	149	217
Aggregate revenue recognized | $	$ 333,874	$ 271,459
Southwestern Montana [Member]
Business Acquisition [Line Items]
Number of agents | Agent	11	14
Number of policies issued | Policy	2,423	2,000
Aggregate revenue recognized | $	$ 1,744,515	$ 1,497,045
Fortman Insurance [Member]
Business Acquisition [Line Items]
Number of agents | Agent	14	15
Number of policies issued | Policy	7,397	8,000
Aggregate revenue recognized | $	$ 2,131,736	$ 2,139,342
Altruis [Member]
Business Acquisition [Line Items]
Number of agents | Agent	13	15
Number of policies issued | Policy	9,851	7,809
Aggregate revenue recognized | $	$ 3,313,453	$ 2,385,810